As filed with the Securities and Exchange Commission on August 15, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21265

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark Travis
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30

Date of reporting period: 06/30/06

Item 1. Schedule of Investments.

Intrepid Capital Fund
Schedule of Investments
June 30, 2006
(Unaudited)

		Shares	Value
COMMON STOCKS - 70.82%
Auto Components - 2.04%
Bandag, Inc.		17,565	$544,515
Beverages - 9.86%
Anheuser-Busch Companies, Inc.		16,345	745,169
The Coca-Cola Co.		16,530	711,121
Grolsch NV		31,510	1,168,783
			2,625,073
Capital Markets - 3.22%
SEI Investments Co.		17,545	857,600
Chemicals - 2.65%
Stepan Co.		22,320	704,866
Commercial Services & Supplies - 4.14%
Cintas Corp.		15,430	613,497
The ServiceMaster Co.		47,275	488,350
			1,101,847
Computers & Peripherals - 1.81%
Dell, Inc. (a)		19,760	483,330
Food Products - 2.29%
Sara Lee Corp.		38,120	610,682
Gas Utilities - 2.28%
Cascade Natural Gas Corp.		28,830	608,025
Health Care Providers & Services - 2.32%
Health Management Associates, Inc.		31,365	618,204
Hotels Restaurants & Leisure - 2.44%
International Speedway Corp. - Class A		13,985	648,484
Household Products - 3.35%
Oil-Dri Corporation of America		45,240	891,228
Insurance - 11.98%
Baldwin & Lyons, Inc.		15,925	406,087
Berkshire Hathaway, Inc. (a)		275	836,825
Horace Mann Educators Corp.		41,275	699,611
The St. Paul Travelers Companies Inc.		15,125	674,273
XL Capital Ltd.		9,360	573,768
			3,190,564
IT Services - 2.15%
Automatic Data Processing, Inc.		12,615	572,090
Media - 3.59%
The Walt Disney Co.		31,820	954,600
Personal Products - 2.82%
Alberto-Culver Co.		15,400	750,288
Pharmaceuticals - 8.04%
Merck & Co., Inc.		31,870	1,161,024
Mylan Laboratories		48,940	978,800
			2,139,824
Specialty Retail - 3.88%
Limited Brands		40,345	1,032,429
Wireless Telecommunication Services - 1.96%
Telephone & Data Systems, Inc. - Special Shares		6,500	252,850
Telephone & Data Systems, Inc.		6,500	269,100
			521,950

TOTAL COMMON STOCKS (Cost $17,946,911)			18,855,599
		Principal
		Amount	Value
CORPORATE BONDS - 24.68%
Auto Components - 2.13%
Cooper-Standard Automotive, Inc.
7.000%, 12/15/2012		$630,000	567,000
Beverages - 0.88%
Cott Beverages USA, Inc.
8.000%, 12/15/2011		234,000	234,585
Cable - 1.58%
Mediacom LLC/Mediacom Capital Corp.
9.500%, 01/15/2013		420,000	420,000
Diversified Financial Services - 2.18%
General Motors Acceptance Corporation
5.630%, 05/15/2009		610,000	580,582
Electronic Equipment & Instruments - 1.48%
Itron, Inc.
7.750%, 05/15/2012		385,000	394,625
Food Products - 1.88%
General Mills, Inc.
3.880%, 11/30/2007		515,000	501,693
Health Care Providers & Services - 2.07%
Tenet Healthcare Corp.
6.500%, 06/01/2012		620,000	550,250
Hotels Restaurants & Leisure - 1.83%
Speedway Motorsports, Inc.
6.750%, 06/01/2013		501,000	488,475
Media - 1.67%
Adelphia Communications Corp.
9.880%, 03/01/2007		800,000	444,000
Multiline Retail - 1.72%
Dollar General Corp.
8.630%, 06/15/2010		433,000	457,897
Paper & Forest Products - 2.50%
Appleton Papers, Inc.
8.130%, 06/15/2011		655,000	664,825
Real Estate - 2.36%
American Real Estate Partners
7.130%, 02/15/2013		650,000	627,250
Specialty Retail - 2.40%
Payless Shoesource, Inc.
8.250%, 08/01/2013		615,000	638,831

TOTAL CORPORATE BONDS (Cost $6,995,366)			6,570,013
		Shares
SHORT TERM INVESTMENTS - 6.10%
Money Market Funds - 6.10%
AIM STIT Treasury Portfolio		492,672	492,672
Fidelity Government Portfolio I		476,800	476,800
Fidelity Money Market Portfolio		247,003	247,003
SEI Daily Income Trust Treasury Fund		407,194	407,194
			1,623,669

TOTAL SHORT TERM INVESTMENTS (Cost $1,623,669)			1,623,669

Total Investments (Cost $26,565,946) - 101.60%			27,049,281
Liabilities in Excess of Other Assets - (1.60)%			(425,943)
TOTAL NET ASSETS - 100.00%			$26,623,338

(a) Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of investments	$26,565,946
Gross unrealized appreciation	1,698,645
Gross unrealized depreciation	(1,215,311)
Net unrealized appreciation	$483,334

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Intrepid Small Cap Fund
Schedule of Investments
June 30, 2006
(Unaudited)

		Shares	Value
COMMON STOCKS - 41.43%
Auto Components - 3.20%
Bandag, Inc.		2,100	$65,100
Beverages - 8.41%
Anheuser-Busch Companies, Inc.		1,800	82,062
Grolsch NV		2,400	89,022
			171,084
Commercial Services & Supplies - 3.01%
The ServiceMaster Co.		5,925	61,205
Communications Equipment - 0.45%
Communications Systems, Inc.		900	9,216
Electronic Equipment & Instruments - 2.24%
Mocon, Inc.		4,791	45,467
Gas Utilities - 4.88%
Cascade Natural Gas Corp.		4,700	99,123
Health Care Equipment & Supplies - 2.23%
National Dentex Corp. (a)		1,950	45,240
Hotels Restaurants & Leisure - 3.85%
International Speedway Corporation		1,690	78,365
Household Durables - 1.62%
Virco Mfg. Corporation (a)		6,600	33,000
Household Products - 3.92%
Oil-Dri Corp of America		4,050	79,785
Insurance - 7.62%
Baldwin & Lyons, Inc.		2,915	74,332
Horace Mann Educators Corp.		4,750	80,513
			154,845

TOTAL COMMON STOCKS (Cost $820,634)			842,430
		Principal
		Amount	Value
U.S. TREASURY OBLIGATIONS - 44.02%
U.S. Treasury Bill - 44.02%
4.570%, 07/13/2006		$400,000	399,403
4.150%, 09/07/2006		500,000	495,654
			895,057

TOTAL U.S. TREASURY OBLIGATIONS (Cost $895,057)			895,057
		Shares
SHORT TERM INVESTMENTS - 8.01%

Money Market Funds - 8.01%
AIM STIT Treasury Portfolio		32,600	32,600
AIM STIT-STIC Prime Portfolio		32,600	32,600
Fidelity Government Portfolio I		32,600	32,600
Fidelity Money Market Portfolio		32,600	32,600
SEI Daily Income Trust Treasury Fund		32,600	32,600
			163,000

TOTAL SHORT TERM INVESTMENTS (Cost $163,000)			163,000

Total Investments (Cost $1,878,691) - 93.46%			1,900,487
Other Assets in Excess of Liabilities - 6.54%			132,928
TOTAL NET ASSETS - 100.00%			$2,033,415

(a) Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of investments	$1,878,691
Gross unrealized appreciation	55,184
Gross unrealized depreciation	(33,388)
Net unrealized appreciation	$21,796

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Intrepid Capital Management Funds Trust

By (Signature and Title)/s/ Mark Travis
Mark Travis, President

Date  August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Travis
Mark Travis, President

Date  August 10, 2006

By (Signature and Title)* /s/ Mark Travis
Mark Travis, Treasurer

Date August 10, 2006

* Print the name and title of each signing officer under his or her signature.